Shareholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
SHAREHOLDERS' EQUITY
10.	SHAREHOLDERS’ EQUITY

For the three months ended March 31, 2019

On January 25, 2019, the Company completed the sale of 4,015,500 shares of its common stock pursuant to the Amended and Restated Stock Purchase Agreement dated December 21, 2018 at $0.50 per share for an aggregate of $2,007,750 in cash and notes receivable, described above in Footnote #7.

On October 25, 2018, the Board approved Amendment No. 3 to the August 27, 2014 Independent Contractor Agreements it entered into with Dr. Philip Frost and Steven Rubin who serve as members of the Company’s Strategic Advisory Board (the “SAB Amendments”). The SAB Amendments extend the term of the agreements from November 1, 2018 until October 31, 2019 and provide for the following equity-based compensation: (a) for Dr. Frost, an award of 150,000 shares of the Company’s unregistered restricted Common Stock and (b) for Mr. Rubin, an award of 100,000 shares of the Company’s unregistered restricted Common Stock. The restricted stock vests upon the occurrence of a change of control (as defined in the SAB Amendments). The Company recognized $72,500 expense for the pro rata portion of shares earned by the two members during the three months ended March 31, 2019, amortizing the expense over the 12 months of the service agreement regardless of the vesting condition. As of March 31, 2019, the Company had unamortized stock compensation of $31,667 related to these two stock awards.

For the three months ended March 31, 2018

On August 3, 2017, the Company entered into an amendment to the August 24, 2014 Independent Contractor Agreements it entered into with Dr. Philip Frost and Steven Rubin who serve as members of the Company’s Strategic Advisory Board (the “SAB Amendments”). The SAB Amendments extend the term of the agreements from May 1, 2017 until April 30, 2018 and provide for the following equity based compensation: (a) for Dr. Frost, a warrant to purchase 2,000,000 shares of the Company’s Common Stock (the “Frost Warrant”) and an award of 150,000 shares of the Company’s unregistered restricted Common Stock and (b) for Mr. Rubin, an award of 100,000 shares of the Company’s unregistered restricted Common Stock. The restricted stock vests upon the occurrence of a change of control (as defined in the SAB Amendments). The Warrant has a term of five years and exercise price of $1.00 per share subject to proportional adjustment in the event of stock splits, stock dividends and similar corporate events. The Company recognized $39,791 expense for the pro rata portion of shares earned by the two members during the three months ended March 31, 2018, amortizing the expense over the 12 months of the service agreement regardless of the vesting condition.

In September 2016, the Company issued 1,349,000 shares of restricted common stock outside of the 2015 Equity Plan to Jay Nussbaum, Felicia Hess, Daniyel Erdberg, Kendall Carpenter, Mike Silverman and Reginald Brown pursuant to Stock Award Agreements. The shares will vest upon consummation of a significant equity and/or debt financing of at least $5,000,000 provided that the holder remains engaged by the Company through the vesting date. On August 3, 2017, these awards were modified so that the restrictions set forth in the RSA lapse upon the earlier of (i) consummation of a significant equity and/or debt financing from which the Company receives gross proceeds of at least $7,000,000 or (ii) a change in control (as defined in the RSA Amendment), provided that, in either case, the holder remains engaged by the Company through the date of such event. The Company does not believe the modified vesting conditions are probable of being achieved, and as such, no stock-based compensation expense has been recorded. The Company will reassess whether achievement of the vesting conditions is probable at each reporting date. If it is probable, stock-based compensation will be recognized.

On March 28, 2018, these awards were modified in recognition of the Company securing a substantial sales order and recent business development activity and vested on that date. On that date, the awards were determined to be probable for vesting and stock-based compensation was recognized based on the fair market value of the stock on March 28, 2018. The Company recorded $944,300 in stock-based compensation for these awards during the three months ended March 31, 2018.

9. SHAREHOLDERS’ EQUITY

For the year ended December 31, 2018

The Company issued a total of 14,458,151 shares of common stock during the year ended December 31, 2018, as described below:

On October 25, 2018, the Board approved Amendment No. 3 to the August 27, 2014 Independent Contractor Agreements it entered into with Dr. Philip Frost and Steven Rubin who serve as members of the Company’s Strategic Advisory Board (the “SAB Amendments”). The SAB Amendments extend the term of the agreements from November 1, 2018 until October 31, 2019 and provide for the following equity-based compensation: (a) for Dr. Frost, an award of 150,000 shares of the Company’s unregistered restricted common stock and (b) for Mr. Rubin, an award of 100,000 shares of the Company’s unregistered restricted common stock. The restricted stock vests upon the occurrence of a change of control (as defined in the SAB Amendments). The Company recognized $20,833 expense for the pro rata portion of shares earned by the two members during the twelve months ended December 31, 2018, amortizing the expense over the 12 months of the service agreement regardless of the vesting condition.

On October 24, 2018, the Company commenced an offering of up to 10,000,000 shares of its common stock (the “Offered Shares”) in a private placement of up to $5,500,000 to certain accredited investors at a purchase price of $0.55 per share pursuant to a Stock Purchase Agreement (the “SPA”). Closing of the offering pursuant to the SPA is conditioned upon certain, limited customary representations and warranties, as well as the Company having received an aggregate of $4,000,000 in new orders from a prime government contractor or directly from the U.S. government at any time commencing after October 9, 2018 (the “Qualifying Sales Order”). As required under the SPA, upon receipt by the Company of a Qualifying Sales Order, the Company will give written notice to the investors notifying them that the Company intends to close on the purchase of the Offered Shares pursuant to the SPA. Within three days after the delivery of the notice to the investors, the Company and the investors will then close under the SPA and at closing, the Company will issue to each purchasing investor the number of shares subscribed for by each Investor.

On December 21, 2018, the Board approved an Amended and Restated Stock Purchase Agreement (the “Amended SPA”) relating to the Offered Shares to reduce the purchase price in the Offering to $0.50 per share, reduce the maximum offering amount from $5,500,000 to $5,000,000, extend the initial closing date of the Offering to January 15, 2019 and permit sales of the common stock for a period of 30 days after the initial closing in order to attract a greater number of investors. In addition, the Amended and Restated Stock Purchase Agreement revised the definition of the event triggering the initial closing date to the date when the Company enters into an agreement with a prime government contractor at any time commencing after October 8, 2018 whereby the Company agrees to provide a minimum of $4,000,000 in goods and services to such contractor.

On December 21, 2018, the Company issued 6,177,411 shares of its common stock pursuant to the conversion of the 2016 Related Party Notes as discussed above in Footnote #6 and 4,030,740 shares of its common stock pursuant to the conversion of the 2017 Related Party Note as discussed above in Footnote #8.

On December 27, 2018, the Company completed the sale of 4,000,000 shares of its common stock pursuant to the Amended SPA at $0.50 per share for an aggregate of $2,000,000. On January 25, 2019, the Company completed an additional closing as further discussed below in Footnote #16 – Subsequent Events.

In September 2016, the Company issued 1,349,000 shares of restricted common stock outside of the 2015 Equity Plan to Jay Nussbaum, Felicia Hess, Daniyel Erdberg, Kendall Carpenter, Mike Silverman and Reginald Brown pursuant to Stock Award Agreements. The shares will vest upon consummation of a significant equity and/or debt financing of at least $5,000,000 provided that the holder remains engaged by the Company through the vesting date. On August 3, 2017, these awards were modified so that the restrictions set forth in the RSA lapse upon the earlier of (i) consummation of a significant equity and/or debt financing from which the Company receives gross proceeds of at least $7,000,000 or (ii) a change in control (as defined in the RSA Amendment), provided that, in either case, the holder remains engaged by the Company through the date of such event. The Company does not believe the modified vesting conditions are probable of being achieved, and as such, no stock-based compensation expense has been recorded. The Company will reassess whether achievement of the vesting conditions is probable at each reporting date. If it is probable, stock-based compensation will be recognized.

On March 28, 2018, these awards were modified in recognition of the Company securing a substantial sales order and recent business development activity and vested on that date. On that date, the awards were determined to be probable for vesting and stock-based compensation was recognized based on the fair market value of the stock on March 28, 2018. The Company recorded $944,300 in stock-based compensation for these awards during the year ended December 31, 2018.

As of December 31, 2018, the Company had unamortized stock compensation of $104,167 for non-employees.

For the year ended December 31, 2017

The Company issued a total of 500,250 shares of common stock during the year ended December 31, 2017, as described below:

On April 24, 2017, the holder of Series A preferred stock converted a total of 100,100 shares of Series A for an aggregate of 250,250 shares of restricted common stock in accordance with their conversion rights which includes a blocker with respect to individual ownership percentages.

On August 3, 2017, the Company entered into an amendment to the August 24, 2014 Independent Contractor Agreements it entered into with Dr. Philip Frost and Steven Rubin who serve as members of the Company’s Strategic Advisory Board (the “SAB Amendments”). The SAB Amendments extend the term of the agreements from May 1, 2017 until April 30, 2018 and provide for the following equity based compensation: (a) for Dr. Frost, a warrant to purchase 2,000,000 shares of the Company’s common stock (the “Frost Warrant”) and an award of 150,000 shares of the Company’s unregistered restricted common stock and (b) for Mr. Rubin, an award of 100,000 shares of the Company’s unregistered restricted common stock. The restricted stock vests upon the occurrence of a change of control (as defined in the SAB Amendments). The Warrant has a term of five years and exercise price of $1.00 per share subject to proportional adjustment in the event of stock splits, stock dividends and similar corporate events. The Company recognized $22,500 and $155,001 expense for the pro rata portion of shares earned by the two members during the twelve months ended December 31, 2018 and 2017, respectively, amortizing the expense over the 12 months of the service agreement regardless of the vesting condition.